[Letterhead of Sutherland Asbill & Brennan LLP]

October 11, 2012

Via Edgar

Mr. Kevin C. Rupert

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Full Circle Capital Corporation – Preliminary Proxy Statement on Schedule 14A

Dear Mr. Rupert:

On behalf of Full Circle Capital Corporation, we have filed a Preliminary Proxy Statement on Schedule 14A pursuant to the rules and regulations of the Securities Exchange Act of 1934.

Please call me at (202) 383-0515 if you have any questions or comments regarding the foregoing.

Sincerely,

/s/ John J. Mahon

cc:	John E. Stuart